Stockholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands										5 Months Ended
	Jun. 05, 2024	Jun. 03, 2024	Apr. 19, 2024	Apr. 18, 2024	Apr. 04, 2024	Mar. 27, 2024	Mar. 25, 2024	Aug. 07, 2023	Aug. 03, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Stockholders' Equity total amount										$ (712)	$ 441	$ 14,174
Common Stock, shares issued										3,710,000	618,000	398,000
Common Stock, shares outstanding										3,710,190	618,000	398,000
Preferred Stock, shares issued										0	0
Preferred Stock, shares outstanding										0	0
Placement Agency Agreement | Roth Capital Partners | 2023 Public Offering
Class of Stock [Line Items]
Gross proceeds from sale of stock									$ 2,100
Net proceeds from sale of stock								$ 1,700
Placement Agency Agreement | Roth Capital Partners | 2023 Public Offering | Warrants
Class of Stock [Line Items]
Warrants issued in transaction									175,000
Placement Agency Agreement | Roth Capital Partners | 2023 Public Offering | Common Stock
Class of Stock [Line Items]
Shares issued in transaction									175,000
Securities Purchase Agreement | Institutional and Accredited Investors | March 2024 Registered Direct and Private Placement Offerings
Class of Stock [Line Items]
Net proceeds from sale of stock						$ 200
Securities Purchase Agreement | Institutional and Accredited Investors | March 2024 Registered Direct Offering
Class of Stock [Line Items]
Gross proceeds from sale of stock							$ 300
Securities Purchase Agreement | Institutional and Accredited Investors | March 2024 Registered Direct Offering | Common Stock
Class of Stock [Line Items]
Shares issued in transaction							75,000
Securities Purchase Agreement | Institutional and Accredited Investors | March 2024 Private Placement Offering | Warrants
Class of Stock [Line Items]
Warrants issued in transaction							75,000
Exercise price							$ 3.865
Securities Purchase Agreement | Institutional and Accredited Investors | April 2024 Registered Direct and Private Placement Offerings
Class of Stock [Line Items]
Net proceeds from sale of stock			$ 900
Securities Purchase Agreement | Institutional and Accredited Investors | April 2024 Registered Direct Offering
Class of Stock [Line Items]
Gross proceeds from sale of stock				$ 1,200
Securities Purchase Agreement | Institutional and Accredited Investors | April 2024 Registered Direct Offering | Common Stock
Class of Stock [Line Items]
Shares issued in transaction				375,000
Securities Purchase Agreement | Institutional and Accredited Investors | April 2024 Private Placement Offering | Warrants
Class of Stock [Line Items]
Warrants issued in transaction			375,000
Exercise price			$ 3.1
Securities Purchase Agreement | Institutional and Accredited Investors | June 2024 PIPE
Class of Stock [Line Items]
Gross proceeds from sale of stock		$ 4,000
Net proceeds from sale of stock	$ 3,300
Securities Purchase Agreement | Institutional and Accredited Investors | June 2024 PIPE | Pre-funded Warrants
Class of Stock [Line Items]
Exercise price		$ 0.001
Securities Purchase Agreement | Institutional and Accredited Investors | June 2024 PIPE | Series A Warrants
Class of Stock [Line Items]
Warrants issued in transaction		1,809,955
Exercise price		$ 2
Securities Purchase Agreement | Institutional and Accredited Investors | June 2024 PIPE | Series B Warrants
Class of Stock [Line Items]
Warrants issued in transaction		1,809,955
Exercise price		$ 2
Securities Purchase Agreement | Institutional and Accredited Investors | June 2024 PIPE | Common Stock
Class of Stock [Line Items]
Shares issued in transaction		180,000
Securities Purchase Agreement | Wainwright | June 2024 PIPE | Pre-funded Warrants
Class of Stock [Line Items]
Warrants issued in transaction		1,629,955
At-The-Market Offering | Wainwright | April 2024 Registered Direct Offering
Class of Stock [Line Items]
Potential gross proceeds					$ 2,000
Gross proceeds from sale of stock			$ 2,000
Net proceeds from sale of stock			$ 1,800
Commission rate, brokers					3.00%
At-The-Market Offering | Wainwright | April 2024 Registered Direct Offering | Common Stock
Class of Stock [Line Items]
Shares issued in transaction			436,511
Subsequent ATM Prospectus Supplement | Wainwright | April 2024 Registered Direct Offering
Class of Stock [Line Items]
Gross proceeds from sale of stock										$ 1,100
Net proceeds from sale of stock										$ 1,000
Subsequent ATM Prospectus Supplement | Wainwright | April 2024 Registered Direct Offering | Common Stock
Class of Stock [Line Items]
Shares issued in transaction										334,929
Potential gross proceeds from increase in stock available for sale			$ 1,100